EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Equity-Based Compensation Expense

Equity-based compensation expense by plan, which is included within selling, general and administrative expenses on the Company’s combined statements of operations, consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
EGH 2021 Plan	$14,877	$25,875	$31,848
Replacement Awards under WWE 2016 Plan	27,746	31,747	—
TKO 2023 Plan	59,964	6,724	—
Other awards (1)	879	166	(250)
Equity-based compensation expense	$103,466	$64,512	$31,598
Represents equity-based compensation cost associated with other compensation plans at Endeavor Group Holdings, Inc. offered to employees who exclusively support the Company and is included in net income.
Summary of Unrecognized Compensation Cost for Unvested Awards and the Related Remaining Weighted Average Period

As of December 31, 2024, total unrecognized equity-based compensation expense for unvested awards and the related remaining weighted average period for expensing is summarized below (dollars in thousands):

	Unrecognized Compensation Costs	Period Remaining (in years)
EGH 2021 Plan	$18,618	2.19
Replacement Awards under WWE 2016 Plan	20,878	0.96
TKO 2023 Plan	140,395	2.16
Equity-based unrecognized compensation expense	$179,891

Summary of RSU Activity

The following table summarizes the RSU award activity under the EGH 2021 Plan for the year ended December 31, 2024:

	Time Vested RSUs		Market / Market and Time Vested RSUs
	Units	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2024	1,342,536	$23.20	209,852	$25.27
Granted	509,277	$25.00	—	$—
Released	(245,262)	$26.62	—	$—
Transfers	12,227	$24.43	—	$—
Vested	(379,555)	$27.86	—	$—
Forfeited	(117,387)	$26.50	(80,547)	$25.52
Outstanding at December 31, 2024	1,121,836	$21.59	129,305	$25.12
Vested and exercisable at December 31, 2024	42,693	$28.75	—	$—

Summary of Stock Option Activity

The following table summarizes the stock option award activity under the EGH 2021 Plan for the year ended December 31 2024:

	Stock Options
	Units	Weighted- Average Exercise Price
Outstanding at January 1, 2024	493,082	$25.19
Granted	—	$—
Exercised	—	$—
Vested	—	$—
Forfeited	—	$—
Outstanding at December 31, 2024	493,082	$25.19
Vested and exercisable at December 31, 2024	464,310	$24.84

Summary of PSU Activity

The following table summarizes the PSU award activity under the WWE 2016 Plan for the year ended December 31, 2024:

	Time Vested PSUs
	Units	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2024	327,403	$93.84
Vested	(136,885)	$100.65
Forfeited	(6,038)	$100.65
Outstanding at December 31, 2024	184,480	$126.94

Replacement Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of RSU Activity

The following table summarizes the RSU award activity under the WWE 2016 Plan for the year ended December 31, 2024:

	Time Vested RSUs
	Units	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2024	701,090	$100.65
Vested	(259,847)	$100.65
Forfeited	(188,643)	$100.65
Outstanding at December 31, 2024	252,600	$100.65

TKO 2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of RSU Activity

The following table summarizes the RSU award activity under the TKO 2023 Plan for the year ended December 31, 2024:

	Time Vested RSUs
	Units	Weighted-Average Grant Date Fair Valule
Outstanding at January 1, 2024	935,536	$91.23
Granted	1,630,439	$91.95
Vested	(416,450)	$88.14
Forfeited	(42,516)	$85.86
Outstanding at December 31, 2024	2,107,009	$92.51
Vested and exercisable at December 31, 2024	267,150	$78.22